Schedule of debt issued (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fixed rate par note member | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Deb structure, beginning	$ 10,067	$ 12,465
Corporate note2 member
IfrsStatementLineItems [Line Items]
Deb structure, beginning	$ 10,067
Corporate note2 member | Fixed rate par note member
IfrsStatementLineItems [Line Items]
Rate	975.00%	975.00%
Year of maturity	2022	2022
Corporate note2 member | Fixed rate par note member | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Deb structure, beginning	$ 98	$ 98
Debt repurchase
Corporate Note 3 [Member]
IfrsStatementLineItems [Line Items]
Deb structure, beginning		12,465
Corporate Note 3 [Member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Deb structure, beginning		98	$ 137
Debt repurchase		(39)
Corporate Note 3 [Member] | Fixed rate par note member | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Deb structure, beginning		98	$ 137
Debt repurchase		$ (39)